PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2025
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

19. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries, consolidated VIE and VIE’s subsidiaries, under the equity method of accounting as prescribed in ASC Topic 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in and amount due from subsidiaries, consolidated VIE and VIE’s subsidiaries” and the subsidiaries, consolidated VIE and VIE’s subsidiaries’ income as “Share of loss from subsidiaries, consolidated VIE and VIE’s subsidiaries” on the condensed statements of results of operations. The parent company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements. As of December 31, 2024 and 2025, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of Niu Technologies, except for those, which have been separately disclosed in the consolidated financial statements.

(a)	Condensed Balance Sheets

	As of December 31,
	2024	2025
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	40,441,814	48,651,480
Term deposits	68,289,800	—
Restricted cash	215,652,000	210,864,000
Prepayments and other current assets	13,518,861	10,497,711

Total current assets	337,902,475	270,013,191

Non-current assets
Investment in and amount due from subsidiaries, consolidated VIE and VIE’s subsidiaries	600,596,446	642,812,016

Total assets	938,498,921	912,825,207

Liabilities
Current liabilities
Amount due to subsidiaries, consolidated VIE and VIE’s subsidiaries	4,632,432	4,529,580
Accrued expenses and other current liabilities	2,584,269	3,364,323

Total current liabilities and total liabilities	7,216,701	7,893,903

Shareholders’ equity:
Class A ordinary shares	90,549	91,796
Class B ordinary shares	10,316	9,504
Additional paid-in capital	1,988,638,160	2,016,533,709
Accumulated other comprehensive loss	(3,129,362)	(17,990,674)
Accumulated deficit	(1,054,327,443)	(1,093,713,031)

Total shareholders’ equity	931,282,220	904,931,304

Total liabilities and shareholders’ equity	938,498,921	912,825,207

(b)	Condensed Statements of Results of Operations

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Total operating expenses	(17,739,201)	(13,025,259)	(12,321,808)
Share of loss from subsidiaries, consolidated VIE and VIE’s subsidiaries	(270,498,551)	(195,199,614)	(36,346,156)
Interest income	16,401,770	15,024,234	9,282,376
Loss before income taxes	(271,835,982)	(193,200,639)	(39,385,588)
Income tax expense	—	—	—

Net loss	(271,835,982)	(193,200,639)	(39,385,588)

(c)	Condensed Statements of Cash Flows

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	14,392,402	(177,106)	1,448,176
Net cash provided by (used in) investing activities	133,818,900	(89,689,320)	7,644,080
Net cash provided by financing activities	654,023	267,335	164,587
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	4,034,789	4,212,517	(5,835,177)

Net increase (decrease) in cash, cash equivalents and restricted cash	152,900,114	(85,386,574)	3,421,666

Cash, cash equivalents and restricted cash at the beginning of the year	188,580,274	341,480,388	256,093,814

Cash, cash equivalents and restricted cash at the end of the year	341,480,388	256,093,814	259,515,480